Schedule of Future Payments of Finance Secured Bank Loan (Details)	Jun. 30, 2025 AUD ($)
IfrsStatementLineItems [Line Items]
2029	$ 3,163,362
Total payments outstanding	3,674,135
Less: accrued interest	(510,773)
Total equipment finance secured loan outstanding	3,163,362
Not later than one year [member]
IfrsStatementLineItems [Line Items]
2029	487,225
Total equipment finance secured loan outstanding	487,225
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
2029	974,450
Total equipment finance secured loan outstanding	974,450
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
2029	974,450
Total equipment finance secured loan outstanding	974,450
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
2029	974,450
Total equipment finance secured loan outstanding	974,450
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
2029	263,560
Total equipment finance secured loan outstanding	$ 263,560